UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor, Service and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	37.78%
Large Cap Equity	21.63
International Equity	19.24
Mid Cap Equity	9.21
Fixed Interest Contract	6.59
Small Cap Equity	5.55
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$ 993.10	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.89
Service Class
Actual	$1,000.00	$ 993.20	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.39
Class L
Actual	$1,000.00	$ 991.30	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.14
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Investor Class, 0.68% for the Service Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.14%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	37.61%
Large Cap Equity	21.69
International Equity	19.29
Mid Cap Equity	9.25
Fixed Interest Contract	6.57
Small Cap Equity	5.59
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$ 992.90	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.94
Service Class
Actual	$1,000.00	$ 992.10	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.44
Class L
Actual	$1,000.00	$ 993.00	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class, 0.69% for the Service Class and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.15%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	37.56%
Large Cap Equity	21.73
International Equity	19.28
Mid Cap Equity	9.26
Fixed Interest Contract	6.57
Small Cap Equity	5.60
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$ 993.20	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.89
Service Class
Actual	$1,000.00	$ 992.40	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.39
Class L
Actual	$1,000.00	$ 991.40	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.09
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Investor Class, 0.68% for the Service Class and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.14%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	32.87%
Large Cap Equity	23.77
International Equity	21.94
Mid Cap Equity	10.13
Small Cap Equity	6.40
Fixed Interest Contract	4.89
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$ 994.80	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.99
Service Class
Actual	$1,000.00	$ 994.80	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
Class L
Actual	$1,000.00	$ 994.10	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.99
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class, 0.70% for the Service Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.49%
International Equity	26.95
Bond	23.28
Mid Cap Equity	11.72
Small Cap Equity	8.03
Fixed Interest Contract	2.53
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$ 996.90	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.09
Service Class
Actual	$1,000.00	$ 997.70	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.54
Class L
Actual	$1,000.00	$ 997.40	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.69
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class, 0.71% for the Service Class and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	31.39%
Large Cap Equity	30.21
Bond	14.94
Mid Cap Equity	12.88
Small Cap Equity	9.49
Fixed Interest Contract	1.09
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$1,000.00	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.19
Service Class
Actual	$1,000.00	$ 999.30	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.69
Class L
Actual	$1,000.00	$ 999.30	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.29
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.74% for the Service Class and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	34.32%
Large Cap Equity	31.15
Mid Cap Equity	13.33
Small Cap Equity	10.59
Bond	10.21
Fixed Interest Contract	0.40
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$1,000.80	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.19
Service Class
Actual	$1,000.00	$1,000.00	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.69
Class L
Actual	$1,000.00	$ 999.10	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.29
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.74% for the Service Class and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	35.98%
Large Cap Equity	30.76
Mid Cap Equity	13.15
Small Cap Equity	11.18
Bond	8.70
Fixed Interest Contract	0.23
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$1,000.70	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.19
Service Class
Actual	$1,000.00	$1,000.70	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.64
Class L
Actual	$1,000.00	$1,000.00	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class, 0.73% for the Service Class and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	37.21%
Large Cap Equity	30.00
Mid Cap Equity	12.84
Small Cap Equity	11.68
Bond	8.06
Fixed Interest Contract	0.21
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Investor Class
Actual	$1,000.00	$1,000.00	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.14
Service Class
Actual	$1,000.00	$1,000.00	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.64
Class L
Actual	$1,000.00	$ 999.10	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.24
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class, 0.73% for the Service Class and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,365,194	Great-West Bond Index Fund Institutional Class(a)	$31,834,735

TOTAL BOND MUTUAL FUNDS — 37.80% (Cost $33,106,773)		$31,834,735
EQUITY MUTUAL FUNDS
1,195,511	Great-West International Index Fund Institutional Class(a)	12,182,259
1,609,553	Great-West S&P 500® Index Fund Institutional Class(a)	18,220,144
755,178	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,755,673
446,067	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,679,242
337,172	Northern Emerging Markets Equity Index Fund	4,029,203

TOTAL EQUITY MUTUAL FUNDS — 55.65% (Cost $40,006,659)		$46,866,521
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,550,598 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,550,598

TOTAL FIXED INTEREST CONTRACT — 6.59% (Cost $5,550,598)		$ 5,550,598
TOTAL INVESTMENTS — 100.04% (Cost $78,664,030)		$84,251,854
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (33,723)
TOTAL NET ASSETS — 100.00%		$84,218,131

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,153,149	Great-West Bond Index Fund Institutional Class(a)	$20,368,786

TOTAL BOND MUTUAL FUNDS — 37.63% (Cost $21,317,102)		$20,368,786
EQUITY MUTUAL FUNDS
769,389	Great-West International Index Fund Institutional Class(a)	7,840,071
1,037,700	Great-West S&P 500® Index Fund Institutional Class(a)	11,746,762
487,906	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,010,792
288,466	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,026,012
218,113	Northern Emerging Markets Equity Index Fund	2,606,446

TOTAL EQUITY MUTUAL FUNDS — 55.84% (Cost $27,038,054)		$30,230,083
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,557,529 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,557,529

TOTAL FIXED INTEREST CONTRACT — 6.57% (Cost $3,557,529)		$ 3,557,529
TOTAL INVESTMENTS — 100.04% (Cost $51,912,685)		$54,156,398
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,255)
TOTAL NET ASSETS — 100.00%		$54,136,143

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,753,423	Great-West Bond Index Fund Institutional Class(a)	$26,047,377

TOTAL BOND MUTUAL FUNDS — 37.58% (Cost $27,091,591)		$26,047,377
EQUITY MUTUAL FUNDS
985,159	Great-West International Index Fund Institutional Class(a)	10,038,774
1,331,305	Great-West S&P 500® Index Fund Institutional Class(a)	15,070,374
625,243	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,421,243
370,062	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,881,951
278,749	Northern Emerging Markets Equity Index Fund	3,331,051

TOTAL EQUITY MUTUAL FUNDS — 55.89% (Cost $34,864,400)		$38,743,393
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,551,756 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,551,756

TOTAL FIXED INTEREST CONTRACT — 6.57% (Cost $4,551,756)		$ 4,551,756
TOTAL INVESTMENTS — 100.04% (Cost $66,507,747)		$69,342,526
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,850)
TOTAL NET ASSETS — 100.00%		$69,314,676

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,622,738	Great-West Bond Index Fund Institutional Class(a)	$24,811,100

TOTAL BOND MUTUAL FUNDS — 32.88% (Cost $25,853,227)		$24,811,100
EQUITY MUTUAL FUNDS
1,212,072	Great-West International Index Fund Institutional Class(a)	12,351,018
1,585,085	Great-West S&P 500® Index Fund Institutional Class(a)	17,943,168
744,167	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,642,591
460,854	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,834,368
352,309	Northern Emerging Markets Equity Index Fund	4,210,092

TOTAL EQUITY MUTUAL FUNDS — 62.26% (Cost $42,231,318)		$46,981,237
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,694,185 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,694,185

TOTAL FIXED INTEREST CONTRACT — 4.90% (Cost $3,694,185)		$ 3,694,185
TOTAL INVESTMENTS — 100.04% (Cost $71,778,730)		$75,486,522
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (27,286)
TOTAL NET ASSETS — 100.00%		$75,459,236

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,315,677	Great-West Bond Index Fund Institutional Class(a)	$12,446,300

TOTAL BOND MUTUAL FUNDS — 23.29% (Cost $12,928,388)		$12,446,300
EQUITY MUTUAL FUNDS
1,039,832	Great-West International Index Fund Institutional Class(a)	10,595,887
1,298,426	Great-West S&P 500® Index Fund Institutional Class(a)	14,698,178
610,173	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,266,479
409,574	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,296,432
319,468	Northern Emerging Markets Equity Index Fund	3,817,645

TOTAL EQUITY MUTUAL FUNDS — 74.22% (Cost $35,565,387)		$39,674,621
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,352,019 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,352,019

TOTAL FIXED INTEREST CONTRACT — 2.53% (Cost $1,352,019)		$ 1,352,019
TOTAL INVESTMENTS — 100.04% (Cost $49,845,794)		$53,472,940
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,695)
TOTAL NET ASSETS — 100.00%		$53,452,245

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
935,174	Great-West Bond Index Fund Institutional Class(a)	$ 8,846,746

TOTAL BOND MUTUAL FUNDS — 14.95% (Cost $9,190,993)		$ 8,846,746
EQUITY MUTUAL FUNDS
1,322,237	Great-West International Index Fund Institutional Class(a)	13,473,596
1,580,167	Great-West S&P 500® Index Fund Institutional Class(a)	17,887,495
742,691	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,627,438
535,775	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,620,279
427,852	Northern Emerging Markets Equity Index Fund	5,112,834

TOTAL EQUITY MUTUAL FUNDS — 84.00% (Cost $45,069,602)		$49,721,642
Account Balance		Fair Value
FIXED INTEREST CONTRACT
642,816 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 642,816

TOTAL FIXED INTEREST CONTRACT — 1.09% (Cost $642,816)		$ 642,816
TOTAL INVESTMENTS — 100.04% (Cost $54,903,411)		$59,211,204
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,737)
TOTAL NET ASSETS — 100.00%		$59,189,467

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
304,692	Great-West Bond Index Fund Institutional Class(a)	$ 2,882,389

TOTAL BOND MUTUAL FUNDS — 10.21% (Cost $2,990,212)		$ 2,882,389
EQUITY MUTUAL FUNDS
679,330	Great-West International Index Fund Institutional Class(a)	6,922,368
776,961	Great-West S&P 500® Index Fund Institutional Class(a)	8,795,195
366,498	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,763,932
285,189	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,991,630
231,562	Northern Emerging Markets Equity Index Fund	2,767,162

TOTAL EQUITY MUTUAL FUNDS — 89.43% (Cost $22,805,658)		$25,240,287
Account Balance		Fair Value
FIXED INTEREST CONTRACT
113,407 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 113,407

TOTAL FIXED INTEREST CONTRACT — 0.40% (Cost $113,407)		$ 113,407
TOTAL INVESTMENTS — 100.04% (Cost $25,909,277)		$28,236,083
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,245)
TOTAL NET ASSETS — 100.00%		$28,224,838

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
170,747	Great-West Bond Index Fund Institutional Class(a)	$ 1,615,270

TOTAL BOND MUTUAL FUNDS — 8.71% (Cost $1,673,584)		$ 1,615,270
EQUITY MUTUAL FUNDS
461,839	Great-West International Index Fund Institutional Class(a)	4,706,137
504,384	Great-West S&P 500® Index Fund Institutional Class(a)	5,709,632
237,677	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,440,948
197,867	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,075,626
165,198	Northern Emerging Markets Equity Index Fund	1,974,113

TOTAL EQUITY MUTUAL FUNDS — 91.10% (Cost $15,431,291)		$16,906,456
Account Balance		Fair Value
FIXED INTEREST CONTRACT
42,960 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 42,960

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $42,960)		$ 42,960
TOTAL INVESTMENTS — 100.04% (Cost $17,147,835)		$18,564,686
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (6,828)
TOTAL NET ASSETS — 100.00%		$18,557,858

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
72,586	Great-West Bond Index Fund Institutional Class(a)	$ 686,663

TOTAL BOND MUTUAL FUNDS — 8.06% (Cost $708,957)		$ 686,663
EQUITY MUTUAL FUNDS
216,059	Great-West International Index Fund Institutional Class(a)	2,201,643
225,863	Great-West S&P 500® Index Fund Institutional Class(a)	2,556,765
106,553	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,094,295
94,917	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	995,680
81,115	Northern Emerging Markets Equity Index Fund	969,321

TOTAL EQUITY MUTUAL FUNDS — 91.77% (Cost $7,264,924)		$7,817,704
Account Balance		Fair Value
FIXED INTEREST CONTRACT
17,972 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 17,972

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $17,972)		$ 17,972
TOTAL INVESTMENTS — 100.04% (Cost $7,991,853)		$8,522,339
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,272)
TOTAL NET ASSETS — 100.00%		$8,519,067

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$80,222,651	$51,549,952	$66,011,475
Investments at fair value, unaffiliated(b)	4,029,203	2,606,446	3,331,051
Subscriptions receivable	28,181	35,459	47,765
Receivable for investments sold	12,320	-	-
Total Assets	84,292,355	54,191,857	69,390,291
LIABILITIES:
Payable for distribution fees	4,248	1,149	3,529
Payable for investments purchased	2,645	23,233	38,190
Payable for shareholder services fees	23,653	15,331	19,516
Payable to investment adviser	5,822	3,775	4,805
Redemptions payable	37,856	12,226	9,575
Total Liabilities	74,224	55,714	75,615
NET ASSETS	$84,218,131	$54,136,143	$69,314,676
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$740,024	$429,637	$592,194
Paid-in capital in excess of par	74,016,604	48,784,360	62,827,578
Net unrealized appreciation	5,587,824	2,243,713	2,834,779
Overdistributed net investment income	-	(3,877)	(5,482)
Accumulated net realized gain	3,873,679	2,682,310	3,065,607
NET ASSETS	$84,218,131	$54,136,143	$69,314,676
NET ASSETS BY CLASS
Investor Class	$44,032,777	$42,273,746	$27,290,019
Service Class	$30,573,582	$9,814,938	$39,782,053
Class L	$9,611,772	$2,047,459	$2,242,604
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	30,000,000
Service Class	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,838,332	3,357,416	2,336,415
Service Class	2,621,652	777,551	3,368,601
Class L	940,257	161,406	216,926
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.47	$12.59	$11.68
Service Class	$11.66	$12.62	$11.81
Class L	$10.22	$12.69	$10.34
(a) Cost of investments, affiliated	$75,196,087	$49,622,609	$63,526,535
(b) Cost of investments, unaffiliated	$3,467,943	$2,290,076	$2,981,212
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$71,276,430	$49,655,295	$54,098,370
Investments at fair value, unaffiliated(b)	4,210,092	3,817,645	5,112,834
Subscriptions receivable	50,089	35,954	43,404
Receivable for investments sold	8,099	-	7,476
Total Assets	75,544,710	53,508,894	59,262,084
LIABILITIES:
Payable for distribution fees	711	1,652	461
Payable for investments purchased	10,795	23,505	8,693
Payable for shareholder services fees	21,123	14,979	16,673
Payable to investment adviser	5,452	4,064	4,603
Redemptions payable	47,393	12,449	42,187
Total Liabilities	85,474	56,649	72,617
NET ASSETS	$75,459,236	$53,452,245	$59,189,467
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$567,055	$412,438	$423,089
Paid-in capital in excess of par	66,636,021	45,897,277	49,642,028
Net unrealized appreciation	3,707,792	3,627,146	4,307,793
Overdistributed net investment income	(5,575)	(4,622)	(5,030)
Accumulated net realized gain	4,553,943	3,520,006	4,821,587
NET ASSETS	$75,459,236	$53,452,245	$59,189,467
NET ASSETS BY CLASS
Investor Class	$66,372,779	$32,077,930	$53,234,278
Service Class	$9,001,420	$21,346,126	$5,932,393
Class L	$85,037	$28,189	$22,796
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	30,000,000	15,000,000
Service Class	5,000,000	10,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	4,990,312	2,485,791	3,805,833
Service Class	673,922	1,636,104	423,438
Class L	6,315	2,486	1,616
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.30	$12.90	$13.99
Service Class	$13.36	$13.05	$14.01
Class L	$13.47	$11.34	$14.11
(a) Cost of investments, affiliated	$68,196,557	$46,560,655	$50,534,813
(b) Cost of investments, unaffiliated	$3,582,173	$3,285,139	$4,368,598
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$25,468,921	$16,590,573	$7,553,018
Investments at fair value, unaffiliated(b)	2,767,162	1,974,113	969,321
Subscriptions receivable	27,392	26,802	23,428
Receivable for investments sold	158,306	-	-
Total Assets	28,421,781	18,591,488	8,545,767
LIABILITIES:
Payable for distribution fees	1,077	210	257
Payable for investments purchased	12,102	23,835	18,795
Payable for shareholder services fees	7,975	5,204	2,380
Payable to investment adviser	2,193	1,414	635
Redemptions payable	173,596	2,967	4,633
Total Liabilities	196,943	33,630	26,700
NET ASSETS	$28,224,838	$18,557,858	$8,519,067
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$212,656	$130,896	$62,817
Paid-in capital in excess of par	23,359,106	15,533,066	7,420,767
Net unrealized appreciation	2,326,806	1,416,851	530,486
Undistributed (overdistributed) net investment income	513,683	(1,629)	(735)
Accumulated net realized gain	1,812,587	1,478,674	505,732
NET ASSETS	$28,224,838	$18,557,858	$8,519,067
NET ASSETS BY CLASS
Investor Class	$14,490,611	$15,826,524	$5,204,710
Service Class	$13,711,357	$2,701,221	$3,291,650
Class L	$22,870	$30,113	$22,707
CAPITAL STOCK:
Authorized
Investor Class	10,000,000	5,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,089,330	1,116,226	384,066
Service Class	1,035,226	190,619	242,163
Class L	2,001	2,116	1,940
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.30	$14.18	$13.55
Service Class	$13.24	$14.17	$13.59
Class L	$11.43	$14.23	$11.70
(a) Cost of investments, affiliated	$23,490,046	$15,382,252	$7,085,711
(b) Cost of investments, unaffiliated	$2,419,231	$1,765,583	$906,142
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$42,856	$28,226	$34,667
Dividends, affiliated	728,481	467,831	598,284
Total Income	771,337	496,057	632,951
EXPENSES:
Management fees	52,246	34,371	42,211
Shareholder services fees – Investor Class	80,504	80,453	49,560
Shareholder services fees – Service Class	54,819	16,348	70,164
Shareholder services fees – Class L	17,052	3,440	3,380
Distribution fees – Service Class	15,574	4,645	19,933
Distribution fees – Class L	12,114	2,441	2,398
Total Expenses	232,309	141,698	187,646
Less amount waived by distributor - Class L	-	-	14
Less management fees waived	14,663	9,695	11,868
Net Expenses	217,646	132,003	175,764
NET INVESTMENT INCOME	553,691	364,054	457,187
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,698,342	1,190,330	1,250,062
Net realized gain on investments, unaffiliated	488,498	546,035	366,128
Net Realized Gain	2,186,840	1,736,365	1,616,190
Net change in unrealized depreciation on investments, affiliated	(1,747,285)	(857,008)	(1,231,867)
Net change in unrealized depreciation on investments, unaffiliated	(719,565)	(643,595)	(553,766)
Net Change in Unrealized Depreciation	(2,466,850)	(1,500,603)	(1,785,633)
Net Realized and Unrealized Gain (Loss)	(280,010)	235,762	(169,443)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,681	$599,816	$287,744
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$28,525	$10,457	$4,979
Dividends, affiliated	630,707	424,708	438,712
Total Income	659,232	435,165	443,691
EXPENSES:
Management fees	46,828	33,334	36,808
Shareholder services fees – Investor Class	121,012	57,626	97,051
Shareholder services fees – Service Class	15,387	39,518	10,260
Shareholder services fees – Class L	174	74	40
Distribution fees – Service Class	4,372	11,228	2,916
Distribution fees – Class L	123	52	28
Total Expenses	187,896	141,832	147,103
Less amount waived by distributor - Class L	24	25	27
Less management fees waived	11,638	6,953	7,199
Net Expenses	176,234	134,854	139,877
NET INVESTMENT INCOME	482,998	300,311	303,814
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,979,803	1,514,518	2,222,811
Net realized gain on investments, unaffiliated	817,191	508,503	694,061
Net Realized Gain	2,796,994	2,023,021	2,916,872
Net change in unrealized depreciation on investments, affiliated	(1,123,372)	(906,573)	(813,718)
Net change in unrealized depreciation on investments, unaffiliated	(959,421)	(700,392)	(880,956)
Net Change in Unrealized Depreciation	(2,082,793)	(1,606,965)	(1,694,674)
Net Realized and Unrealized Gain	714,201	416,056	1,222,198
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,197,199	$716,367	$1,526,012
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$865	$318	$129
Dividends, affiliated	200,019	126,263	56,438
Total Income	200,884	126,581	56,567
EXPENSES:
Management fees	17,292	11,040	4,896
Shareholder services fees – Investor Class	25,759	27,644	8,513
Shareholder services fees – Service Class	24,631	4,501	5,726
Shareholder services fees – Class L	40	52	40
Distribution fees – Service Class	6,999	1,278	1,628
Distribution fees – Class L	28	38	27
Total Expenses	74,749	44,553	20,830
Less amount waived by distributor - Class L	27	28	26
Less management fees waived	3,411	2,305	1,088
Net Expenses	71,311	42,220	19,716
NET INVESTMENT INCOME	129,573	84,361	36,851
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	665,176	723,065	222,277
Net realized gain on investments, unaffiliated	237,507	245,896	90,389
Net Realized Gain	902,683	968,961	312,666
Net change in unrealized depreciation on investments, affiliated	(263,530)	(304,530)	(95,458)
Net change in unrealized depreciation on investments, unaffiliated	(401,678)	(336,956)	(149,701)
Net Change in Unrealized Depreciation	(665,208)	(641,486)	(245,159)
Net Realized and Unrealized Gain	237,475	327,475	67,507
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$367,048	$411,836	$104,358
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2015 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$553,691	$1,980,135
Net realized gain	2,186,840	3,634,205
Net change in unrealized appreciation (depreciation)	(2,466,850)	6,647,900
Net Increase in Net Assets Resulting from Operations	273,681	12,262,240
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(302,302)	(1,154,634)
Service Class	(192,176)	(623,444)
Class L	(65,840)	(193,228)
From net investment income	(560,318)	(1,971,306)
From net realized gains
Investor Class	-	(1,671,693)
Service Class	-	(1,042,855)
Class L	-	(331,177)
From net realized gains	0	(3,045,725)
Total Distributions	(560,318)	(5,017,031)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,341,386	7,611,020
Service Class	2,084,930	7,351,341
Class L	421,722	236,497
Shares issued in reinvestment of distributions
Investor Class	302,302	2,826,327
Service Class	192,176	1,666,299
Class L	65,840	524,405
Shares redeemed
Investor Class	(17,262,384)	(9,692,183)
Service Class	(5,276,437)	(19,013,343)
Class L	(609,220)	(1,380,639)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,739,685)	(9,870,276)
Total Decrease in Net Assets	(17,026,322)	(2,625,067)
NET ASSETS:
Beginning of Period	101,244,453	103,869,520
End of Period(a)	$84,218,131	$101,244,453
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2015 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	288,556	665,754
Service Class	176,692	642,335
Class L	41,796	23,948
Shares issued in reinvestment of distributions
Investor Class	26,448	246,368
Service Class	16,539	143,210
Class L	6,461	51,190
Shares redeemed
Investor Class	(1,468,364)	(855,921)
Service Class	(447,214)	(1,651,101)
Class L	(59,110)	(134,784)
Net Decrease	(1,418,196)	(869,001)
(a) Including undistributed net investment income:	$0	$6,627
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2020 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$364,054	$1,582,968
Net realized gain	1,736,365	2,072,960
Net change in unrealized appreciation (depreciation)	(1,500,603)	5,725,221
Net Increase in Net Assets Resulting from Operations	599,816	9,381,149
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(290,310)	(1,377,964)
Service Class	(65,442)	(172,493)
Class L	(12,179)	(32,426)
From net investment income	(367,931)	(1,582,883)
From net realized gains
Investor Class	-	(1,426,122)
Service Class	-	(194,684)
Class L	-	(41,159)
From net realized gains	0	(1,661,965)
Total Distributions	(367,931)	(3,244,848)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,365,123	6,342,386
Service Class	1,337,749	3,363,985
Class L	119,841	3,772
Shares issued in reinvestment of distributions
Investor Class	290,310	2,804,086
Service Class	65,442	367,177
Class L	12,179	73,585
Shares redeemed
Investor Class	(30,090,720)	(8,910,800)
Service Class	(1,118,295)	(5,146,701)
Class L	(63,043)	(153,563)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,081,414)	(1,256,073)
Total Increase (Decrease) in Net Assets	(26,849,529)	4,880,228
NET ASSETS:
Beginning of Period	80,985,672	76,105,444
End of Period(a)	$54,136,143	$80,985,672
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	186,155	511,702
Service Class	105,150	270,450
Class L	9,364	314
Shares issued in reinvestment of distributions
Investor Class	23,151	223,587
Service Class	5,202	29,229
Class L	963	5,834
Shares redeemed
Investor Class	(2,323,450)	(719,679)
Service Class	(87,376)	(415,466)
Class L	(4,932)	(12,283)
Net Decrease	(2,085,773)	(106,312)
(a) Including overdistributed net investment income:	$(3,877)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2025 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$457,187	$1,598,049
Net realized gain	1,616,190	2,980,477
Net change in unrealized appreciation (depreciation)	(1,785,633)	5,121,479
Net Increase in Net Assets Resulting from Operations	287,744	9,700,005
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(188,912)	(785,022)
Service Class	(257,045)	(782,090)
Class L	(16,712)	(29,736)
From net investment income	(462,669)	(1,596,848)
From net realized gains
Investor Class	-	(1,138,097)
Service Class	-	(1,258,426)
Class L	-	(47,932)
From net realized gains	0	(2,444,455)
Total Distributions	(462,669)	(4,041,303)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,411,689	8,753,622
Service Class	4,023,529	11,688,912
Class L	882,236	272,372
Shares issued in reinvestment of distributions
Investor Class	188,912	1,923,119
Service Class	257,045	2,040,516
Class L	16,712	77,668
Shares redeemed
Investor Class	(14,313,483)	(6,550,061)
Service Class	(6,170,470)	(20,948,585)
Class L	(73,985)	(92,037)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,777,815)	(2,834,474)
Total Increase (Decrease) in Net Assets	(12,952,740)	2,824,228
NET ASSETS:
Beginning of Period	82,267,416	79,443,188
End of Period(a)	$69,314,676	$82,267,416
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	204,195	753,840
Service Class	337,628	1,010,307
Class L	83,863	27,011
Shares issued in reinvestment of distributions
Investor Class	16,230	164,513
Service Class	21,839	172,772
Class L	1,622	7,483
Shares redeemed
Investor Class	(1,191,712)	(559,878)
Service Class	(514,124)	(1,805,276)
Class L	(7,085)	(8,880)
Net Decrease	(1,047,544)	(238,108)
(a) Including overdistributed net investment income:	$(5,482)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2030 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$482,998	$2,195,132
Net realized gain	2,796,994	2,976,162
Net change in unrealized appreciation (depreciation)	(2,082,793)	8,894,281
Net Increase in Net Assets Resulting from Operations	1,197,199	14,065,575
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(432,826)	(2,032,837)
Service Class	(55,320)	(162,065)
Class L	(427)	(1,338)
From net investment income	(488,573)	(2,196,240)
From net realized gains
Investor Class	-	(2,173,681)
Service Class	-	(185,288)
Class L	-	(1,929)
From net realized gains	0	(2,360,898)
Total Distributions	(488,573)	(4,557,138)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,140,564	8,196,432
Service Class	812,257	2,278,562
Class L	686,481	-
Shares issued in reinvestment of distributions
Investor Class	432,826	4,206,518
Service Class	55,320	347,353
Class L	427	3,267
Shares redeemed
Investor Class	(42,510,799)	(5,698,766)
Service Class	(673,109)	(3,551,525)
Class L	(696,636)	(82,626)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(37,752,669)	5,699,215
Total Increase (Decrease) in Net Assets	(37,044,043)	15,207,652
NET ASSETS:
Beginning of Period	112,503,279	97,295,627
End of Period(a)	$75,459,236	$112,503,279
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	309,172	633,687
Service Class	60,296	173,943
Class L	50,775	-
Shares issued in reinvestment of distributions
Investor Class	32,691	319,115
Service Class	4,159	26,263
Class L	32	246
Shares redeemed
Investor Class	(3,095,178)	(437,708)
Service Class	(49,928)	(273,981)
Class L	(50,775)	(6,551)
Net Increase (Decrease)	(2,738,756)	435,014
(a) Including overdistributed net investment income:	$(5,575)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2035 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$300,311	$1,372,298
Net realized gain	2,023,021	2,677,287
Net change in unrealized appreciation (depreciation)	(1,606,965)	6,424,427
Net Increase in Net Assets Resulting from Operations	716,367	10,474,012
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(191,515)	(932,023)
Service Class	(113,274)	(438,651)
Class L	(144)	(646)
From net investment income	(304,933)	(1,371,320)
From net realized gains
Investor Class	-	(1,459,994)
Service Class	-	(792,850)
Class L	-	(1,018)
From net realized gains	0	(2,253,862)
Total Distributions	(304,933)	(3,625,182)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,963,919	5,432,151
Service Class	1,816,862	6,787,289
Class L	62,477	-
Shares issued in reinvestment of distributions
Investor Class	191,515	2,392,017
Service Class	113,274	1,231,501
Class L	144	1,664
Shares redeemed
Investor Class	(16,643,437)	(4,096,954)
Service Class	(4,298,094)	(15,003,267)
Class L	(64,019)	-
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,857,359)	(3,255,599)
Total Increase (Decrease) in Net Assets	(16,445,925)	3,593,231
NET ASSETS:
Beginning of Period	69,898,170	66,304,939
End of Period(a)	$53,452,245	$69,898,170
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	150,987	430,284
Service Class	138,613	541,181
Class L	5,505	-
Shares issued in reinvestment of distributions
Investor Class	14,915	187,531
Service Class	8,727	95,739
Class L	13	148
Shares redeemed
Investor Class	(1,245,079)	(324,007)
Service Class	(327,317)	(1,191,928)
Class L	(5,505)	-
Net Decrease	(1,259,141)	(261,052)
(a) Including overdistributed net investment income:	$(4,622)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2040 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$303,814	$1,731,237
Net realized gain	2,916,872	2,905,545
Net change in unrealized appreciation (depreciation)	(1,694,674)	8,978,847
Net Increase in Net Assets Resulting from Operations	1,526,012	13,615,629
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(279,784)	(1,629,503)
Service Class	(28,942)	(102,551)
Class L	(118)	(447)
From net investment income	(308,844)	(1,732,501)
From net realized gains
Investor Class	-	(1,927,474)
Service Class	-	(138,752)
Class L	-	(536)
From net realized gains	0	(2,066,762)
Total Distributions	(308,844)	(3,799,263)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,039,392	6,570,719
Service Class	862,619	1,954,976
Shares issued in reinvestment of distributions
Investor Class	279,784	3,556,977
Service Class	28,942	241,303
Class L	118	983
Shares redeemed
Investor Class	(32,731,742)	(4,018,249)
Service Class	(771,755)	(3,815,279)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(29,292,642)	4,491,430
Total Increase (Decrease) in Net Assets	(28,075,474)	14,307,796
NET ASSETS:
Beginning of Period	87,264,941	72,957,145
End of Period(a)	$59,189,467	$87,264,941
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	215,818	491,099
Service Class	61,117	145,977
Shares issued in reinvestment of distributions
Investor Class	20,128	260,040
Service Class	2,079	17,625
Class L	9	71
Shares redeemed
Investor Class	(2,250,583)	(298,179)
Service Class	(54,837)	(287,189)
Net Increase (Decrease)	(2,006,269)	329,444
(a) Including overdistributed net investment income:	$(5,030)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2045 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$129,573	$649,382
Net realized gain	902,683	1,619,500
Net change in unrealized appreciation (depreciation)	(665,208)	3,261,483
Net Increase in Net Assets Resulting from Operations	367,048	5,530,365
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(70,706)	(282,084)
Service Class	(61,401)	(266,110)
Class L	(136)	(1,828)
From net investment income	(132,243)	(550,022)
From net realized gains
Investor Class	-	(682,718)
Service Class	-	(536,933)
Class L	-	(3,182)
From net realized gains	0	(1,222,833)
Total Distributions	(132,243)	(1,772,855)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,362,996	3,642,024
Service Class	1,527,524	2,685,765
Shares issued in reinvestment of distributions
Investor Class	70,706	964,802
Service Class	61,401	803,043
Class L	136	5,010
Shares redeemed
Investor Class	(5,884,350)	(2,232,015)
Service Class	(2,142,399)	(5,430,649)
Class L	-	(89,557)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,003,986)	348,423
Total Increase (Decrease) in Net Assets	(4,769,181)	4,105,933
NET ASSETS:
Beginning of Period	32,994,019	28,888,086
End of Period(a)	$28,224,838	$32,994,019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	101,646	286,316
Service Class	113,727	211,933
Shares issued in reinvestment of distributions
Investor Class	5,352	75,317
Service Class	4,666	63,018
Class L	12	459
Shares redeemed
Investor Class	(425,168)	(173,870)
Service Class	(160,836)	(429,255)
Class L	-	(7,787)
Net Increase (Decrease)	(360,601)	26,131
(a) Including undistributed net investment income:	$513,683	$516,353
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2050 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$84,361	$476,291
Net realized gain	968,961	910,933
Net change in unrealized appreciation (depreciation)	(641,486)	2,513,975
Net Increase in Net Assets Resulting from Operations	411,836	3,901,199
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(74,184)	(430,144)
Service Class	(11,676)	(45,577)
Class L	(130)	(570)
From net investment income	(85,990)	(476,291)
From net realized gains
Investor Class	-	(547,145)
Service Class	-	(64,533)
Class L	-	(782)
From net realized gains	0	(612,460)
Total Distributions	(85,990)	(1,088,751)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,717,119	3,790,302
Service Class	536,047	1,082,460
Shares issued in reinvestment of distributions
Investor Class	74,184	977,289
Service Class	11,676	110,110
Class L	130	1,352
Shares redeemed
Investor Class	(7,773,441)	(2,082,820)
Service Class	(291,263)	(1,533,825)
Class L	(17)	(35)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,725,565)	2,344,833
Total Increase (Decrease) in Net Assets	(5,399,719)	5,157,281
NET ASSETS:
Beginning of Period	23,957,577	18,800,296
End of Period(a)	$18,557,858	$23,957,577
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	119,998	280,476
Service Class	37,463	80,095
Shares issued in reinvestment of distributions
Investor Class	5,269	70,390
Service Class	830	7,948
Class L	9	98
Shares redeemed
Investor Class	(525,407)	(152,921)
Service Class	(20,408)	(113,740)
Class L	-	(4)
Net Increase (Decrease)	(382,246)	172,342
(a) Including overdistributed net investment income:	$(1,629)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Lifetime 2055 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$36,851	$172,188
Net realized gain	312,666	375,070
Net change in unrealized appreciation (depreciation)	(245,159)	819,016
Net Increase in Net Assets Resulting from Operations	104,358	1,366,274
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(24,178)	(115,778)
Service Class	(13,332)	(55,828)
Class L	(124)	(534)
From net investment income	(37,634)	(172,140)
From net realized gains
Investor Class	-	(133,863)
Service Class	-	(75,285)
Class L	-	(638)
From net realized gains	0	(209,786)
Total Distributions	(37,634)	(381,926)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,204,447	2,186,170
Service Class	840,391	1,095,100
Shares issued in reinvestment of distributions
Investor Class	24,178	249,641
Service Class	13,332	131,113
Class L	124	1,172
Shares redeemed
Investor Class	(1,909,430)	(662,287)
Service Class	(575,491)	(1,070,952)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(402,449)	1,929,957
Total Increase (Decrease) in Net Assets	(335,725)	2,914,305
NET ASSETS:
Beginning of Period	8,854,792	5,940,487
End of Period(a)	$8,519,067	$8,854,792
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	88,127	169,408
Service Class	61,267	84,730
Shares issued in reinvestment of distributions
Investor Class	1,796	18,745
Service Class	988	9,843
Class L	10	102
Shares redeemed
Investor Class	(135,232)	(50,550)
Service Class	(42,011)	(82,541)
Net Increase (Decrease)	(25,055)	149,737
(a) Including (overdistributed) and undistributed net investment income:	$(735)	$48
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$11.55	0.08	(0.08)	0.00	(0.08)	-	(0.08)	$11.47	(0.69%) (e)
12/31/2017	$10.78	0.24	1.12	1.36	(0.24)	(0.35)	(0.59)	$11.55	12.72%
12/31/2016	$10.62	0.23	0.55	0.78	(0.23)	(0.39)	(0.62)	$10.78	7.38%
12/31/2015	$11.45	0.20	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21	1.32	1.53	(0.20)	(0.41)	(0.61)	$11.59	14.50%
Service Class
06/29/2018(Unaudited)	$11.74	0.07	(0.08)	(0.01)	(0.07)	-	(0.07)	$11.66	(0.68%) (e)
12/31/2017	$10.93	0.20	1.17	1.37	(0.21)	(0.35)	(0.56)	$11.74	12.63%
12/31/2016	$10.75	0.20	0.57	0.77	(0.20)	(0.39)	(0.59)	$10.93	7.26%
12/31/2015	$11.57	0.19	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18	1.35	1.53	(0.18)	(0.41)	(0.59)	$11.69	14.37%
Class L
06/29/2018(Unaudited)	$10.31	0.06	(0.08)	(0.02)	(0.07)	-	(0.07)	$10.22	(0.87%) (e)
12/31/2017	$ 9.67	0.18	1.01	1.19	(0.20)	(0.35)	(0.55)	$10.31	12.47%
12/31/2016	$ 9.58	0.17	0.51	0.68	(0.20)	(0.39)	(0.59)	$ 9.67	7.14%
12/31/2015	$10.41	0.20	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17	1.21	1.38	(0.17)	(0.41)	(0.58)	$10.60	14.21%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$44,033	0.47% (h)	0.44% (h)	1.31% (h)	6% (e)
12/31/2017	$57,671	0.47%	0.44%	2.07%	16%
12/31/2016	$53,202	0.47%	0.45%	2.08%	28%
12/31/2015	$25,854	0.35%	0.33%	1.73%	23% (i)
12/31/2014	$27,038	0.12%	0.12%	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	31%
Service Class
06/29/2018 (Unaudited)	$30,574	0.57% (h)	0.54% (h)	1.25% (h)	6% (e)
12/31/2017	$33,770	0.57%	0.54%	1.77%	16%
12/31/2016	$40,897	0.57%	0.54%	1.82%	28%
12/31/2015	$40,833	0.45%	0.43%	1.61%	23% (i)
12/31/2014	$45,334	0.22%	0.22%	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	31%
Class L
06/29/2018 (Unaudited)	$ 9,612	0.72% (h)	0.69% (h)	1.13% (h)	6% (e)
12/31/2017	$ 9,803	0.72%	0.69%	1.75%	16%
12/31/2016	$ 9,770	0.72%	0.70%	1.74%	28%
12/31/2015	$ 9,113	0.62%	0.60%	1.90%	23% (i)
12/31/2014	$ 5,108	0.37%	0.37%	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$12.68	0.08	(0.08)	0.00	(0.09)	-	(0.09)	$12.59	(0.71%) (e)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28	1.24	1.52	(0.22)	(0.16)	(0.38)	$11.72	14.42%
Service Class
06/29/2018(Unaudited)	$12.72	0.08	(0.10)	(0.02)	(0.08)	-	(0.08)	$12.62	(0.79%) (e)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21	1.30	1.51	(0.20)	(0.16)	(0.36)	$11.72	14.33%
Class L
06/29/2018(Unaudited)	$12.78	0.07	(0.08)	(0.01)	(0.08)	-	(0.08)	$12.69	(0.70%) (e)
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16	1.34	1.50	(0.18)	(0.16)	(0.34)	$11.76	14.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$42,274	0.47% (h)	0.44% (h)	1.26% (h)	6% (e)
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (i)
12/31/2014	$18,134	0.12%	0.12%	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	18%
Service Class
06/29/2018 (Unaudited)	$ 9,815	0.57% (h)	0.54% (h)	1.34% (h)	6% (e)
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (i)
12/31/2014	$ 8,567	0.22%	0.22%	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	18%
Class L
06/29/2018 (Unaudited)	$ 2,047	0.72% (h)	0.69% (h)	1.19% (h)	6% (e)
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (i)
12/31/2014	$ 675	0.37%	0.36%	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.45%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$11.76	0.08	(0.08)	0.00	(0.08)	-	(0.08)	$11.68	(0.68%) (e)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22	1.51	1.73	(0.21)	(0.41)	(0.62)	$11.82	16.28%
Service Class
06/29/2018(Unaudited)	$11.90	0.08	(0.09)	(0.01)	(0.08)	-	(0.08)	$11.81	(0.76%) (e)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18	1.53	1.71	(0.18)	(0.41)	(0.59)	$11.88	16.09%
Class L
06/29/2018(Unaudited)	$10.43	0.07	(0.08)	(0.01)	(0.08)	-	(0.08)	$10.34	(0.86%) (e)
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22	1.33	1.55	(0.19)	(0.41)	(0.60)	$10.74	15.97%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$27,290	0.47% (h)	0.44% (h)	1.32% (h)	8% (e)
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (i)
12/31/2014	$25,242	0.12%	0.12%	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	33%
Service Class
06/29/2018 (Unaudited)	$39,782	0.57% (h)	0.54% (h)	1.28% (h)	8% (e)
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (i)
12/31/2014	$45,443	0.22%	0.22%	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	33%
Class L
06/29/2018 (Unaudited)	$ 2,243	0.72% (h)	0.68% (h)	1.41% (h)	8% (e)
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (i)
12/31/2014	$ 338	0.37%	0.36%	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.04%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$13.37	0.08	(0.06)	0.02	(0.09)	-	(0.09)	$13.30	(0.52%) (e)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21	1.85	2.06	(0.20)	(0.30)	(0.50)	$12.13	19.61%
Service Class
06/29/2018(Unaudited)	$13.43	0.08	(0.07)	0.01	(0.08)	-	(0.08)	$13.36	(0.52%) (e)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22	1.83	2.05	(0.19)	(0.30)	(0.49)	$12.13	19.48%
Class L
06/29/2018(Unaudited)	$13.55	0.06	(0.07)	(0.01)	(0.07)	-	(0.07)	$13.47	(0.59%) (e)
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16	1.89	2.05	(0.16)	(0.30)	(0.46)	$12.20	19.39%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 66,373	0.47% (h)	0.44% (h)	1.24% (h)	8% (e)
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (i)
12/31/2014	$ 24,972	0.12%	0.12%	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	18%
Service Class
06/29/2018 (Unaudited)	$ 9,001	0.57% (h)	0.54% (h)	1.25% (h)	8% (e)
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (i)
12/31/2014	$ 7,630	0.22%	0.22%	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	18%
Class L
06/29/2018 (Unaudited)	$ 85	0.72% (h)	0.64% (h)	0.87% (h)	8% (e)
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (i)
12/31/2014	$ 147	0.37%	0.33%	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.36%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$12.94	0.07	(0.03)	0.04	(0.08)	-	(0.08)	$12.90	(0.31%) (e)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22	2.17	2.39	(0.22)	(0.45)	(0.67)	$12.48	22.30%
Service Class
06/29/2018(Unaudited)	$13.08	0.07	(0.03)	0.04	(0.07)	-	(0.07)	$13.05	(0.23%) (e)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20	2.19	2.39	(0.20)	(0.45)	(0.65)	$12.54	22.21%
Class L
06/29/2018(Unaudited)	$11.37	0.03	-	0.03	(0.06)	-	(0.06)	$11.34	(0.26%) (e)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07	2.04	2.11	(0.04)	(0.45)	(0.49)	$11.31	21.87%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$32,078	0.47% (h)	0.45% (h)	1.13% (h)	8% (e)
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (i)
12/31/2014	$32,021	0.12%	0.12%	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	31%
Service Class
06/29/2018 (Unaudited)	$21,346	0.57% (h)	0.54% (h)	1.01% (h)	8% (e)
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (i)
12/31/2014	$31,556	0.22%	0.22%	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	31%
Class L
06/29/2018 (Unaudited)	$ 28	0.72% (h)	0.57% (h)	0.52% (h)	8% (e)
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (i)
12/31/2014	$ 22	0.37%	0.15%	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.68%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$13.99	0.07	-	0.07	(0.07)	-	(0.07)	$13.99	0.00% (e)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27	2.19	2.46	(0.21)	(0.42)	(0.63)	$12.34	23.58%
Service Class
06/29/2018(Unaudited)	$14.02	0.07	(0.01)	0.06	(0.07)	-	(0.07)	$14.01	(0.07%) (e)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23	2.22	2.45	(0.20)	(0.42)	(0.62)	$12.31	23.49%
Class L
06/29/2018(Unaudited)	$14.12	0.07	(0.01)	0.06	(0.07)	-	(0.07)	$14.11	(0.07%) (e)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44	2.03	2.47	(0.21)	(0.42)	(0.63)	$12.39	23.55%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$53,234	0.47% (h)	0.45% (h)	0.99% (h)	7% (e)
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (i)
12/31/2014	$13,959	0.12%	0.12%	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	19%
Service Class
06/29/2018 (Unaudited)	$ 5,932	0.57% (h)	0.55% (h)	0.97% (h)	7% (e)
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (i)
12/31/2014	$ 5,653	0.22%	0.22%	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	19%
Class L
06/29/2018 (Unaudited)	$ 23	0.72% (h)	0.47% (h)	1.03% (h)	7% (e)
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (i)
12/31/2014	$ 18	0.37%	0.17%	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.61%	19%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$13.29	0.06	0.02	0.08	(0.07)	-	(0.07)	$13.30	0.08% (e)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10	2.46	2.56	(0.19)	(0.59)	(0.78)	$12.57	23.82%
Service Class
06/29/2018(Unaudited)	$13.24	0.06	-	0.06	(0.06)	-	(0.06)	$13.24	0.00% (e)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20	2.35	2.55	(0.21)	(0.59)	(0.80)	$12.55	23.68%
Class L
06/29/2018(Unaudited)	$11.44	0.06	-	0.06	(0.07)	-	(0.07)	$11.43	(0.09%) (e)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19	2.09	2.28	(0.22)	(0.59)	(0.81)	$11.12	23.81%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$14,491	0.47% (h)	0.45% (h)	0.94% (h)	10% (e)
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (i)
12/31/2014	$10,018	0.12%	0.12%	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	26%
Service Class
06/29/2018 (Unaudited)	$13,711	0.57% (h)	0.55% (h)	0.85% (h)	10% (e)
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (i)
12/31/2014	$15,042	0.22%	0.22%	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	26%
Class L
06/29/2018 (Unaudited)	$ 23	0.72% (h)	0.47% (h)	0.97% (h)	10% (e)
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (i)
12/31/2014	$ 18	0.37%	0.30%	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.79%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$14.17	0.07	0.01	0.08	(0.07)	-	(0.07)	$14.18	0.07% (e)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27	2.17	2.44	(0.21)	(0.20)	(0.41)	$12.44	23.49%
Service Class
06/29/2018(Unaudited)	$14.16	0.06	0.01	0.07	(0.06)	-	(0.06)	$14.17	0.07% (e)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26	2.17	2.43	(0.20)	(0.20)	(0.40)	$12.41	23.46%
Class L
06/29/2018(Unaudited)	$14.23	0.06	-	0.06	(0.06)	-	(0.06)	$14.23	0.00% (e)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21	2.24	2.45	(0.20)	(0.20)	(0.40)	$12.48	23.59%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$15,827	0.47% (h)	0.45% (h)	0.92% (h)	13% (e)
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (i)
12/31/2014	$ 6,748	0.12%	0.12%	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	12%
Service Class
06/29/2018 (Unaudited)	$ 2,701	0.57% (h)	0.54% (h)	0.89% (h)	13% (e)
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (i)
12/31/2014	$ 1,688	0.22%	0.22%	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	12%
Class L
06/29/2018 (Unaudited)	$ 30	0.72% (h)	0.51% (h)	0.87% (h)	13% (e)
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (i)
12/31/2014	$ 18	0.37%	0.12%	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.79%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/29/2018(Unaudited)	$13.55	0.07	(0.01)	0.06	(0.06)	-	(0.06)	$13.55	0.00% (e)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25	2.23	2.48	(0.22)	(0.27)	(0.49)	$12.76	23.17%
Service Class
06/29/2018(Unaudited)	$13.59	0.05	0.01	0.06	(0.06)	-	(0.06)	$13.59	0.00% (e)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21	2.25	2.46	(0.20)	(0.27)	(0.47)	$12.75	23.02%
Class L
06/29/2018(Unaudited)	$11.71	0.05	-	0.05	(0.06)	-	(0.06)	$11.70	(0.09%) (e)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19	2.04	2.23	(0.22)	(0.27)	(0.49)	$11.41	23.21%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$5,205	0.47% (h)	0.44% (h)	0.97% (h)	21% (e)
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (i)
12/31/2014	$1,532	0.12%	0.12%	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	20%
Service Class
06/29/2018 (Unaudited)	$3,292	0.57% (h)	0.54% (h)	0.81% (h)	21% (e)
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (i)
12/31/2014	$2,126	0.22%	0.22%	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	20%
Class L
06/29/2018 (Unaudited)	$ 23	0.72% (h)	0.46% (h)	0.88% (h)	21% (e)
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (i)
12/31/2014	$ 17	0.22%	0.12%	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.80%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 29, 2018

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 29, 2018

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$79,389,961	$6,718,482	$(1,856,589)	$4,861,893
Great-West SecureFoundation® Lifetime 2020 Fund	52,579,992	2,788,263	(1,211,857)	1,576,406
Great-West SecureFoundation® Lifetime 2025 Fund	66,961,050	3,875,770	(1,494,294)	2,381,476
Great-West SecureFoundation® Lifetime 2030 Fund	72,512,440	4,280,818	(1,306,736)	2,974,082
Great-West SecureFoundation® Lifetime 2035 Fund	50,365,854	3,840,395	(733,309)	3,107,086
Great-West SecureFoundation® Lifetime 2040 Fund	55,552,339	4,219,712	(560,847)	3,658,865
Great-West SecureFoundation® Lifetime 2045 Fund	26,144,357	2,357,534	(265,808)	2,091,726
Great-West SecureFoundation® Lifetime 2050 Fund	17,364,172	1,363,231	(162,717)	1,200,514
Great-West SecureFoundation® Lifetime 2055 Fund	8,087,111	530,548	(95,320)	435,228
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Semi-Annual Report - June 29, 2018

The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,365,194	$38,014,748	$2,005,431	$7,408,236	$ (235,058)	$ (777,208)	$401,647	$31,834,735	37.80%
					(235,058)	(777,208)	401,647	31,834,735	37.80
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,195,511	14,668,229	875,210	2,736,641	427,855	(624,539)	-	12,182,259	14.47
Great-West S&P 500® Index Fund Institutional Class	1,609,553	21,903,834	909,077	4,199,872	840,314	(392,895)	231,417	18,220,144	21.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	755,178	9,405,274	353,741	2,038,088	234,912	34,746	61,959	7,755,673	9.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	446,067	5,713,313	222,016	1,268,698	430,319	12,611	33,458	4,679,242	5.56
					1,933,400	(970,077)	326,834	42,837,318	50.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,550,598	6,629,191	239,118	1,360,567	-	-	42,856	5,550,598	6.59
					0	0	42,856	5,550,598	6.59
				Total	$1,698,342	$(1,747,285)	$771,337	$80,222,651	95.26%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,153,149	$30,368,587	$1,309,293	$11,089,199	$ (487,049)	$(219,895)	$257,246	$20,368,786	37.63%
					(487,049)	(219,895)	257,246	20,368,786	37.63
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	769,389	11,717,664	638,118	4,084,559	434,766	(431,152)	-	7,840,071	14.48
Great-West S&P 500® Index Fund Institutional Class	1,037,700	17,560,933	662,154	5,972,354	973,694	(503,971)	149,034	11,746,762	21.70
Great-West S&P Mid Cap 400® Index Fund Institutional Class	487,906	7,530,532	280,221	2,972,693	67,628	172,732	39,950	5,010,792	9.26
Great-West S&P Small Cap 600® Index Fund Institutional Class	288,466	4,576,572	148,968	1,824,806	201,291	125,278	21,601	3,026,012	5.59
					1,677,379	(637,113)	210,585	27,623,637	51.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,557,529	5,306,862	157,868	1,935,427	-	-	28,226	3,557,529	6.57
					0	0	28,226	3,557,529	6.57
				Total	$1,190,330	$(857,008)	$496,057	$51,549,952	95.23%

Semi-Annual Report - June 29, 2018

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,753,423	$30,851,587	$2,160,877	$6,306,810	$ (156,576)	$ (658,277)	$327,843	$26,047,377	37.58%
					(156,576)	(658,277)	327,843	26,047,377	37.58
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	985,159	11,901,800	1,033,588	2,467,634	286,877	(428,980)	-	10,038,774	14.48
Great-West S&P 500® Index Fund Institutional Class	1,331,305	17,839,504	1,177,974	3,547,137	781,567	(399,967)	191,488	15,070,374	21.74
Great-West S&P Mid Cap 400® Index Fund Institutional Class	625,243	7,648,561	423,393	1,771,415	107,140	120,704	51,268	6,421,243	9.26
Great-West S&P Small Cap 600® Index Fund Institutional Class	370,062	4,646,617	259,582	1,158,901	231,054	134,653	27,685	3,881,951	5.60
					1,406,638	(573,590)	270,441	35,412,342	51.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,551,756	5,396,122	275,627	1,154,660	-	-	34,667	4,551,756	6.57
					0	0	34,667	4,551,756	6.57
				Total	$1,250,062	$(1,231,867)	$632,951	$66,011,475	95.23%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,622,738	$36,622,532	$2,214,057	$13,754,088	$ (569,120)	$ (271,401)	$307,214	$24,811,100	32.88%
					(569,120)	(271,401)	307,214	24,811,100	32.88
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,212,072	18,438,500	1,331,381	6,691,472	772,714	(727,391)	-	12,351,018	16.37
Great-West S&P 500® Index Fund Institutional Class	1,585,085	26,733,871	1,219,299	9,229,755	1,523,477	(780,247)	227,877	17,943,168	23.78
Great-West S&P Mid Cap 400® Index Fund Institutional Class	744,167	11,514,092	481,167	4,628,748	104,548	276,080	61,040	7,642,591	10.13
Great-West S&P Small Cap 600® Index Fund Institutional Class	460,854	7,344,101	284,290	3,173,610	148,184	379,587	34,576	4,834,368	6.40
					2,548,923	(851,971)	323,493	42,771,145	56.68
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,694,185	5,445,424	251,492	2,031,256	-	-	28,525	3,694,185	4.90
					0	0	28,525	3,694,185	4.90
				Total	$1,979,803	$(1,123,372)	$659,232	$71,276,430	94.46%

Semi-Annual Report - June 29, 2018

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,315,677	$16,082,355	$1,357,677	$4,732,634	$ (142,916)	$(261,098)	$157,095	$12,446,300	23.29%
					(142,916)	(261,098)	157,095	12,446,300	23.29
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,039,832	13,835,141	984,688	3,784,720	339,515	(439,222)	-	10,595,887	19.82
Great-West S&P 500® Index Fund Institutional Class	1,298,426	19,236,014	744,363	4,702,472	1,013,840	(579,727)	186,832	14,698,178	27.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	610,173	8,254,925	342,562	2,431,965	148,560	100,957	50,064	6,266,479	11.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	409,574	5,696,266	229,778	1,902,129	155,519	272,517	30,717	4,296,432	8.04
					1,657,434	(645,475)	267,613	35,856,976	67.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,352,019	1,752,676	107,410	518,524	-	-	10,457	1,352,019	2.53
					0	0	10,457	1,352,019	2.53
				Total	$1,514,518	$(906,573)	$435,165	$49,655,295	92.90%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	935,174	$12,964,277	$ 876,704	$4,897,934	$ (203,929)	$ (96,301)	$110,330	$ 8,846,746	14.95%
					(203,929)	(96,301)	110,330	8,846,746	14.95
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,322,237	19,836,949	1,147,137	6,727,746	806,105	(782,744)	-	13,473,596	22.76
Great-West S&P 500® Index Fund Institutional Class	1,580,167	26,241,367	896,325	8,527,677	1,436,529	(722,520)	227,304	17,887,495	30.22
Great-West S&P Mid Cap 400® Index Fund Institutional Class	742,691	11,301,314	403,369	4,346,257	99,610	269,012	60,895	7,627,438	12.89
Great-West S&P Small Cap 600® Index Fund Institutional Class	535,775	8,393,353	275,169	3,567,078	84,496	518,835	40,183	5,620,279	9.49
					2,426,740	(717,417)	328,382	44,608,808	75.36
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	642,816	940,003	49,298	351,464	-	-	4,979	642,816	1.09
					0	0	4,979	642,816	1.09
				Total	$2,222,811	$(813,718)	$443,691	$54,098,370	91.40%

Semi-Annual Report - June 29, 2018

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	304,692	$ 3,356,665	$471,025	$ 886,815	$ (30,893)	$ (58,486)	$ 36,439	$ 2,882,389	10.21%
					(30,893)	(58,486)	36,439	2,882,389	10.21
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	679,330	8,088,146	674,784	1,585,932	137,102	(254,630)	-	6,922,368	24.53
Great-West S&P 500® Index Fund Institutional Class	776,961	10,240,666	623,736	1,860,945	410,884	(208,262)	112,185	8,795,195	31.16
Great-West S&P Mid Cap 400® Index Fund Institutional Class	366,498	4,396,108	315,608	1,014,536	61,744	66,752	30,074	3,763,932	13.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	285,189	3,505,922	245,858	951,246	86,339	191,096	21,321	2,991,630	10.60
					696,069	(205,044)	163,580	22,473,125	79.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	113,407	131,838	14,650	33,946	-	-	865	113,407	0.40
					0	0	865	113,407	0.40
				Total	$665,176	$(263,530)	$200,884	$25,468,921	90.24%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	170,747	$2,066,379	$256,373	$ 681,934	$ (25,074)	$ (25,548)	$ 19,730	$ 1,615,270	8.71%
					(25,074)	(25,548)	19,730	1,615,270	8.71
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	461,839	6,070,948	659,376	1,772,503	225,546	(251,684)	-	4,706,137	25.36
Great-West S&P 500® Index Fund Institutional Class	504,384	7,327,923	607,646	2,011,407	400,917	(214,530)	72,413	5,709,632	30.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	237,677	3,159,505	250,220	1,026,759	45,017	57,982	19,396	2,440,948	13.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	197,867	2,704,919	202,354	960,897	76,659	129,250	14,724	2,075,626	11.18
					748,139	(278,982)	106,533	14,932,343	80.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,960	54,862	6,006	18,226	-	-	318	42,960	0.23
					0	0	318	42,960	0.23
				Total	$723,065	$(304,530)	$126,581	$16,590,573	89.40%

Semi-Annual Report - June 29, 2018

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	72,586	$ 708,326	$179,147	$186,666	$ (5,169)	$ (14,144)	$ 8,384	$ 686,663	8.06%
					(5,169)	(14,144)	8,384	686,663	8.06
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	216,059	2,282,864	472,388	449,419	67,232	(104,190)	-	2,201,643	25.84
Great-West S&P 500® Index Fund Institutional Class	225,863	2,642,618	486,691	530,658	98,207	(41,886)	32,352	2,556,765	30.01
Great-West S&P Mid Cap 400® Index Fund Institutional Class	106,553	1,139,032	190,497	254,329	18,191	19,095	8,672	1,094,295	12.85
Great-West S&P Small Cap 600® Index Fund Institutional Class	94,917	1,043,544	157,039	250,570	43,816	45,667	7,030	995,680	11.69
					227,446	(81,314)	48,054	6,848,383	80.39
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	17,972	18,538	4,239	4,934	-	-	129	17,972	0.21
					0	0	129	17,972	0.21
				Total	$222,277	$ (95,458)	$56,567	$7,553,018	88.66%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$5,068,871	$21,867,020
Great-West SecureFoundation® Lifetime 2020 Fund	3,510,397	30,634,807
Great-West SecureFoundation® Lifetime 2025 Fund	5,841,595	18,666,006
Great-West SecureFoundation® Lifetime 2030 Fund	6,435,001	44,237,036
Great-West SecureFoundation® Lifetime 2035 Fund	4,306,520	21,186,492
Great-West SecureFoundation® Lifetime 2040 Fund	4,399,473	33,713,712
Great-West SecureFoundation® Lifetime 2045 Fund	2,816,138	7,826,011
Great-West SecureFoundation® Lifetime 2050 Fund	2,396,024	8,125,871
Great-West SecureFoundation® Lifetime 2055 Fund	1,761,889	2,165,499
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Lifetime 2015 Fund, Great-West SecureFoundation Lifetime 2020 Fund, Great-West SecureFoundation Lifetime 2025 Fund, Great-West SecureFoundation Lifetime 2030 Fund, Great-West SecureFoundation Lifetime 2035 Fund, Great-West SecureFoundation Lifetime 2040 Fund, Great-West SecureFoundation Lifetime 2045 Fund, Great-West SecureFoundation Lifetime 2050 Fund and Great-West SecureFoundation Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class shares of each Fund as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included, to the extent applicable, returns for the one-, three- and five-year periods ended December 31, 2017. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
With respect to the Great-West SecureFoundation Lifetime 2015 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers).
With respect to the Great-West SecureFoundation Lifetime 2020 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the second, first and first quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively.
With respect to the Great-West SecureFoundation Lifetime 2025 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017 and was in the fourth quartile of its peer group for the one-year period, the Board noted that the Fund was in the third and second quartiles of its peer group for the three- and five-year periods ended December 31, 2017, respectively.
With respect to the Great-West SecureFoundation Lifetime 2030 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017 and was in the fourth quartile of its peer group for the one-year period, the Board noted that the Fund was in the third and second quartiles of its peer group for the three- and five-year periods ended December 31, 2017, respectively.
With respect to the Great-West SecureFoundation Lifetime 2035 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017 and was in the fourth quartile of its peer group for the one-year period, the Board noted that the Fund was in the second quartile of its peer group for the three- and five-year periods ended December 31, 2017.
With respect to the Great-West SecureFoundation Lifetime 2040 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the third, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively.
With respect to the Great-West SecureFoundation Lifetime 2045 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the third, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively.

With respect to the Great-West SecureFoundation Lifetime 2050 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the third, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively.
With respect to the Great-West SecureFoundation Lifetime 2055 Fund, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Board noted that the Fund was in the third, second and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively.
Accordingly, the Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of each Fund’s Investor Class shares, the Board considered the fees payable by and the total expense ratios of a peer group funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s Contractual Management Fee and total expense ratio in comparison to the average and median contractual management fees and expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Great-West SecureFoundation Lifetime 2015 Fund’s Contractual Management Fee was the same as the average and median contractual management fee of its peer group of funds (which included two other funds) and the Fund’s total annual operating expense ratio was the same as the average and median total annual operating expense ratio of its peer group and lower than the average and median total annual operating expense ratio of its peer universe of funds.
The Board noted that the Great-West SecureFoundation Lifetime 2020 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board noted that the Great-West SecureFoundation Lifetime 2025 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and was in the second quartile of its peer group.
The Board noted that the Great-West SecureFoundation Lifetime 2030 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board noted that the Great-West SecureFoundation Lifetime 2035 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

The Board noted that the Great-West SecureFoundation Lifetime 2040 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board noted that the Great-West SecureFoundation Lifetime 2045 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board noted that the Great-West SecureFoundation Lifetime 2050 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board noted that the Great-West SecureFoundation Lifetime 2055 Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds, and the Fund’s total expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also considered that, to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWLA and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWLA NY”), and that shareholders pay GWLA and GWLA NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018